Offerings	Nov. 21, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Offering Note
(1)
1(a). In accordance with Rules 456(b) and
457
(r) under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is deferring payment of all applicable registration fees. An unspecified aggregate initial offering price and number or amount of the securities of each identified class of securities is being registered for possible offering from time to time at indeterminate prices. The proposed maximum offering price per security will be determined from time to time by the registrants in connection with, and at the time of, offering by the registrants of the securities registered hereby. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are offered in units. Securities may be denominated in U.S. dollars or the equivalent thereof in foreign currency or currency units.

1(b). See Note 1(a). Shares of Class A common stock may be issued in primary or secondary offerings or upon conversion of debt and other securities of the registrant registered hereby. Pursuant to Rule 416 under the Securities Act, shares of Class A common stock being registered hereby include such indeterminate number of shares as may be issuable with respect to the shares being registered hereby as a result of stock splits, stock dividends or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $1.00 par value per share
Offering Note
(2)	See Note 1(a). Preferred Stock may be issued in primary or secondary offerings or upon conversion of debt securities registered hereby.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(3)	See Note 1(a). Debt securities may be issued in primary or secondary offerings or upon conversion of debt securities registered hereby.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note
(4)
See Note 1(a). Warrants may be issued in primary or secondary offerings. Warrants may be issued representing rights to purchase shares of common stock, preferred stock or debt securities of the registrant (as shall be designated by the registrant at the time of any such offering) registered hereby.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Offering Note
(5)
See Note 1(a). Rights may be issued to purchase shares of common stock and/or any of the other securities of the registrant registered hereby. Each series of rights will be issued under a separate rights agreement to be entered into between the registrant and a bank or trust company, as rights agent.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts
Offering Note
(6)	See Note 1(a). Purchase contracts may be issued for the purchase and sale of any securities of the registrant registered hereby.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note
(7)	See Note 1(a). Units may be issued that may consist of any combination of the other securities of the registrant registered hereby.